Revenue - Summary of Accounts Receivable Billed and Unbilled and Deferred Revenue (Detail) - USD ($) $ in Thousands	Sep. 30, 2019	Oct. 01, 2018	Sep. 30, 2018
Revenue from Contract with Customer [Abstract]
Accounts receivable-billed (net of allowances for doubtful accounts of $21,211 as of September 30 and October 1, 2018 and $36,121 as of September 30, 2019)	$ 760,797	$ 707,505	$ 707,505
Accounts receivable - unbilled (current)	227,061	274,036	263,997
Accounts receivable - unbilled (non-current)	16,987	13,185	15,686
Total Accounts receivable-unbilled	244,048	287,221	279,683
Deferred revenue (current)	(118,182)	(146,462)	(132,414)
Deferred revenue (non-current)	(23,785)	(27,977)	(27,977)
Total Deferred revenue	$ (141,967)	$ (174,439)	$ (160,391)